Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [Line Items]
Notional	€ 1,766	€ 3,851	€ 4,043
Fair value	27	68	€ 71
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	4	4
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	26	111
Fair value	0	1
A [member]
Disclosure of internal credit grades [Line Items]
Notional	699	1,233
Fair value	1	16
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	934	2,310
Fair value	25	50
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	41	141
Fair value	0	1
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	62	€ 51
Fair value	€ 1